Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2022	2021
As cost:
Land and building	$7,881,202	$1,888,450
Furniture, fixtures and equipment	13,412	10,868
Computer equipment	164,536	60,287
Motor vehicles	108,994	109,143
	8,168,144	2,068,748
Less: accumulated depreciation	(808,728)	(415,290)
Property and equipment, net	$7,359,416	$1,653,458